Balance Sheet Details (Tables)	12 Months Ended
Jul. 31, 2016
Balance Sheet Related Disclosures [Abstract]
Schedule of Property Plant and Equipment

Property, plant, and equipment consist of the following:

	July 31,
	2016	2015
Computers and equipment	$840,000	$590,000
Furniture and fixtures	21,000	21,000
	861,000	611,000
Less accumulated depreciation	(421,000)	(521,000)
	$440,000	$90,000

Schedule of Patents	Patents consist of the following:
	July 31,
	2016	2015
Patents	$3,475,000	$3,508,000
Less accumulated amortization	(2,495,000)	(2,316,000)
	$980,000	$1,192,000